FINANCIAL RISK MANAGEMENT (Details) - CAD ($)	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
FINANCIAL RISK MANAGEMENT
Amounts payable and other liabilities	$ 266,815	$ 303,693
Due to related party	4,459	6,963
Lease liability	10,169	22,385	$ 32,753	$ 41,333	$ 48,799	$ 0
Total	281,443	333,041
Within One Year
FINANCIAL RISK MANAGEMENT
Amounts payable and other liabilities	266,815	295,693
Due to related party	4,459	6,963
Lease liability	10,169	12,216
Total	281,443	314,872
One to Five Years
FINANCIAL RISK MANAGEMENT
Amounts payable and other liabilities	0	8,000
Due to related party	0	0
Lease liability	0	10,169
Total	$ 0	$ 18,169